Liabilities for quality assurance (Tables)	12 Months Ended
Mar. 31, 2023
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Disclosure of Net Changes in Liabilities for Quality Assurances
The net change in liabilities for quality assurance above for the years ended March 31, 2021, 2022 and 2023 consist of the following:

	Yen in millions
	For the years ended March 31,
	2021	2022	2023

Liabilities for quality assurance at beginning of year	1,552,970	1,482,872	1,555,711
Additional provisions	345,563	362,180	400,419
Utilization	(347,806)	(278,094)	(229,623)
Reversals	(77,479)	(32,124)	(59,758)
Other	9,624	20,877	19,608

Liabilities for quality assurance at end of year	1,482,872	1,555,711	1,686,357

Disclosure of Net Changes in Liabilities for Recalls and Other Safety Measures
The table below shows the net changes in liabilities for recalls and other safety measures which are comprised in liabilities for quality assurance above for the years ended March 31, 2021, 2022 and 2023.

	Yen in millions
	For the years ended March 31,
	2021	2022	2023

Liabilities for recalls and other safety measures at beginning of year	1,104,711	1,093,689	1,171,213
Additional provisions	229,763	245,542	231,874
Utilization	(228,044)	(165,482)	(178,124)
Reversals	(16,199)	(9,389)	(35,643)
Other	3,458	6,853	4,836

Liabilities for recalls and other safety measures at end of year	1,093,689	1,171,213	1,194,156